Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Other comprehensive income (loss) income tax (expense) recovery	$ (403)	$ (2,031)	$ 673